Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended		120 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of dividend [abstract]
Dividend declared	$ 167,211	$ 129,987	$ 1,267,000